Accounts Receivable, Net - Summary of Account Receivable Net Explanatory (Detail) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Trade and Other Receivables [Line Items]
Trade accounts receivable	$ 222.5	$ 238.5
Allowance for doubtful accounts	(8.8)	(3.1)
Other accounts receivable	4.6	6.1
Total	227.6	246.7
Opening balance	(3.1)	(0.5)
Adjustment to expected credit loss	(5.7)	(2.6)
Ending balance	(8.8)	(3.1)
Federal Ministry of Industry, Strategic Innovation Fund ("Federal SIF") Agreement [member]
Trade and Other Receivables [Line Items]
Governmental loan claims receivable	6.7	3.0
Northern Industrial Electricity Rate program rebate receivable [member]
Trade and Other Receivables [Line Items]
Governmental loan claims receivable	$ 2.6	$ 2.2